Intangible assets and Goodwill - Balances and Movement of Goodwill (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Jul. 01, 2023
Intangible assets and Goodwill
Goodwill at beginning of period	€ 274,819	€ 257,569
Acquisition	41	19,622
Impairment of goodwill	0	0
Translation and other	816	(2,372)
Goodwill at end of period	275,635	274,819
NephThera GmbH, Hamburg, Germany
Intangible assets and Goodwill
Percentage of interest acquired			50.00%
OAI/Evotec International Execute
Intangible assets and Goodwill
Goodwill at beginning of period	82,223	84,480
Translation and other	1,223	(2,257)
Goodwill at end of period	83,446	82,223
OAI/Evotec International Innovate
Intangible assets and Goodwill
Goodwill at beginning of period	9,164	9,204
Acquisition	41
Translation and other	55	(40)
Goodwill at end of period	9,219	9,164
Evotec (US) Execute
Intangible assets and Goodwill
Goodwill at beginning of period	4,457	4,197
Translation and other	(155)	260
Goodwill at end of period	4,302	4,457
Aptuit Execute
Intangible assets and Goodwill
Goodwill at beginning of period	146,224	128,845
Acquisition		19,622
Translation and other	831	(2,243)
Goodwill at end of period	147,055	146,224
Just Execute
Intangible assets and Goodwill
Goodwill at beginning of period	32,751	30,843
Translation and other	(1,138)	1,908
Goodwill at end of period	€ 31,613	€ 32,751